ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Mar. 31, 2014	Mar. 31, 2013
Capital Unit [Line Items]
Partners Capital Account Units Issued	18,679,738	18,679,738
Partners Capital Account Units Outstanding	18,631,538	18,655,338
Series Seven [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	1,036,100	1,036,100
Partners Capital Account Units Outstanding	1,036,100	1,036,100
Series Nine [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,178,029	4,178,029
Partners Capital Account Units Outstanding	4,164,929	4,171,729
Series Ten [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,428,925	2,428,925
Partners Capital Account Units Outstanding	2,421,225	2,421,225
Series Eleven [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,489,599	2,489,599
Partners Capital Account Units Outstanding	2,486,499	2,488,499
Series Twelve [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,972,795	2,972,795
Partners Capital Account Units Outstanding	2,966,795	2,971,795
Series Fourteen [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	5,574,290	5,574,290
Partners Capital Account Units Outstanding	5,555,990	5,565,990